Investments (Cost Method Investments) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Air Touch [Member]
AirTouch preferred stock	$ 1,800,000,000	$ 1,800,000,000
Aggregate redemption value	1,750,000,000
Carrying amount of redeemable preferred stock	1,500,000,000	1,500,000,000
Fair value amount of redeemable preferred stock	1,800,000,000	1,800,000,000
Nonredeemable preferred stock	100,000,000	100,000,000
Preferred Shares Redeemable in April 2020 [Member]
Aggregate redemption value	$ 1,650,000,000